CONVERTIBLE REDEEMABLE PREFERRED SHARES - Conversion Rights (Details) ¥ in Thousands, $ in Millions						12 Months Ended
	Jul. 01, 2024 USD ($)	Jan. 25, 2021 USD ($)	Jan. 15, 2020 USD ($)	Jul. 30, 2019 USD ($)	Nov. 03, 2017 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Conversion ratio	1					1
Proceeds from issuance of ordinary shares upon the completion of IPO | ¥							¥ 178,063
Series A convertible redeemable preferred shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of ordinary shares upon the completion of IPO					$ 100
Market capitalization					$ 500
Series B, C1 and C2 Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of ordinary shares upon the completion of IPO				$ 160
Market capitalization				$ 800
Series D1, D2 and D3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual rate return				25.00%
Series D1, D2 and D3 Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of ordinary shares upon the completion of IPO				$ 160
Series D1, D2 and D3 Preferred Shares | IPO occurred within 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization				$ 800
Threshold period used in determining market capitalization				5 years
Series D1, D2 and D3 Preferred Shares | IPO occurred after 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization				$ 1,000
Threshold period used in determining market capitalization				5 years
Series A, B, C and D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual rate return		25.00%	25.00%			25.00%
Series A, B, C and D Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization		$ 800	$ 800
Series A, B, C and D Preferred Shares | IPO occurred within 5 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization			5 years
Series A, B, C and D Preferred Shares | IPO occurred within 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization			$ 800
Series A, B, C and D Preferred Shares | IPO occurred after 5 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization			5 years
Series A, B, C and D Preferred Shares | IPO occurred after 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization			$ 1,000
Series A, B, C and D Preferred Shares | IPO occurred within 4 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization		4 years
Series A, B, C and D Preferred Shares | IPO occurred within 4 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization						$ 800
Threshold period used in determining market capitalization						4 years
Series A, B, C and D Preferred Shares | IPO occurred after 7 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization		7 years
Series A, B, C and D Preferred Shares | IPO occurred after 7 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization		$ 1,000				$ 1,000
Threshold period used in determining market capitalization						7 years
Series E Preferred Shares | Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization	$ 1,400
Series E Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of ordinary shares upon the completion of IPO	$ 160	160
Market capitalization		$ 1,400